RECOVERABLE TAXEs (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	R$ 11,325.1	R$ 11,316.3
Current	3,435.7	2,853.5
Total	14,760.8	14,169.8
PIS/COFINS exclusion of ICMS [member]
IfrsStatementLineItems [Line Items]
Non-current	6,490.4	5,992.8
Current	219.0	73.5
ICMS [member]
IfrsStatementLineItems [Line Items]
Non-current	436.5	423.2
Current	426.9	542.2
Income Tax And Social Contributions Recoverable [Member]
IfrsStatementLineItems [Line Items]
Non-current	4,087.0	4,607.5
Current	2,436.6	1,808.7
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Non-current	311.2	292.8
Current	70.3	55.4
Piscofins [Member]
IfrsStatementLineItems [Line Items]
Current	170.4	242.7
IPI [member]
IfrsStatementLineItems [Line Items]
Current	R$ 112.5	R$ 131.0